COMMITMENTS AND CONTINGENCIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Long-term Purchase Commitment [Line Items]
Rental expenses	¥ 17,765	$ 2,559	¥ 15,805	¥ 13,764
Unrecognized tax positions	65,284				$ 9,403
Capital Addition Purchase Commitments [Member]
Long-term Purchase Commitment [Line Items]
Commitments to purchase certain medical equipment	¥ 81,664		¥ 119,787		$ 11,762
Purchase commitments period	1 year	1 year